Skadden, Arps, Slate, Meagher & Flom llp
ONE BEACON STREET
BOSTON, MASSACHUSETTS  02108-3194
________

TEL: (617) 573-4800
FAX: (617) 573-4822
www.skadden.com

December 15, 2011

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	BlackRock Alternatives Allocation FB TEI Portfolio LLC – N-2 Filing

Ladies and Gentlemen:

On behalf of BlackRock Alternatives Allocation FB TEI Portfolio LLC (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $114.60 to cover the registration fee under the Securities Act has been paid.

The Fund is one of four feeder funds in a proposed master/feeder arrangement. The Registration Statement contains a prospectus covering the Fund, together with the three other feeder funds in the proposed master/feeder arrangement.  Registration statements for these three other feeder funds have been filed with the Commission concurrently with the Fund’s Registration Statement.  Each other feeder fund’s prospectus is identical to the prospectus contained in the Registration Statement filed herewith.  A 1940 Act-only registration statement covering the master fund will be filed at a later date.

Securities and Exchange Commission
December 15, 2011

If you have any questions or require any further information with respect to this Registration Statement, please call me at (617) 573-4814 or Ken Burdon at (617) 573-4836.

Very truly yours,

/s/ Thomas A. DeCapo

Thomas A. DeCapo

Enclosure